Prepaid Expenses and Advances	12 Months Ended
Dec. 31, 2011
Deferred Costs Capitalized Prepaid Expenses And Other Assets Disclosure [Text Block]
7.	Prepaid Expenses and Advances

Prepaid expenses and other receivables consist of the following:

	December 31, 2011	December 31, 2010

Loan advance	$-	$2,409,895
Advanced payments	60,356	1,236,495
Total	$60,356	$3,646,390

The loan advance was the offshore loan which was secured under share pledge agreement, interest-free and repayable on demand.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Deferred Costs Capitalized Prepaid Expenses And Other Assets Disclosure [Text Block]
7. Prepaid Expenses and Advances

Prepaid expenses and other receivables consist of the following:

	December 31, 2011	December 31, 2010

Advanced payments	$3,933,191	$3,280,994

The advanced payments are cash advances to local branches for daily operations and advances for purchase of materials. Others include loan advanced to staff, which are unsecured, interest-free and repayable on demand.